Earnings Per Share (Details) - Schedule of Basic and Diluted EPS		12 Months Ended
		Sep. 30, 2023 HKD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares		Sep. 30, 2022 HKD ($) $ / shares shares		Sep. 30, 2021 HKD ($) $ / shares shares
Numerator:
Numerator for basic and diluted earnings per share – net income attributable to the SU Group Holdings Limited’s shareholders		$ 9,697,369	$ 1,238,601		$ 7,762,677		$ 5,799,176
Denominator:
Denominator for basic net income per share – weighted average number of shares	[1]	12,000,000	12,000,000		12,000,000		12,000,000
Earnings per share – basic | (per share)		$ 0.81	$ 0.1	[1]	$ 0.65	[1]	$ 0.48	[1]

[1]	Retrospectively restated for effect of the nominal issuance of shares effected on February 27, 2023 and June 20, 2023 (Note 13).